PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2012
PROPERTY AND EQUIPMENT, NET [Abstract]
PROPERTY AND EQUIPMENT, NET
9.	PROPERTY AND EQUIPMENT, NET

Property and equipment, net consisted of the following:

	As of December 31,
	2011	2012
	RMB	RMB

Buildings	225,633	241,560
Furniture, fixtures and equipment	67,997	73,991
Motor vehicles	12,562	12,251
Leasehold improvements	19,847	19,382

	326,039	347,184
Less: accumulated depreciation and amortization	(91,543)	(113,448)

	234,496	233,736
Construction in progress	4,714	4,827

	239,210	238,563

Depreciation and amortization expenses for the years ended December 31, 2010, 2011 and 2012 were RMB20,971, RMB23,900 and RMB25,377, respectively.